Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 4,989	$ 1,701	$ 1,911
Deferred consideration relating to the disposals, receivable within one year	1,291	159	35
Deferred consideration relating to the disposals, receivable after one year	2,402	125	304
Contingent consideration receivable relating to disposals	1,999	598	893
Gains on sale of businesses and fixed assets	2,874	193	456
Losses on sale of businesses and fixed assets, and closures	681	1,359	777
Impairment losses	13,789	6,847	666
Reversal of impairment loss	89	131	583
Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	360	143	437
Gains on disposal, relating to fair value movements on deferred and contingent consideration	166
Losses on sale of businesses and fixed assets, and closures	383	415	707
Loss on likely disposal of exploration asset	120
Impairment losses	12,917	6,752	400
Impairment loss recognised in profit or loss, goodwill		355
Reversal of impairment loss	86	131	580
Recoverable amount of asset or cash-generating unit	13,200
Upstream | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2,796
Upstream | US
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	78
Impairment losses	2,744
Upstream | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2,416
Upstream | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,909
Upstream | India
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,313
Upstream | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	865
Downstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	2,320	50	15
Losses on sale of businesses and fixed assets, and closures	296	57	59
Impairment losses	840	65	12
Reversal of impairment loss	0	0	2
Other businesses and corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	194	0	4
Losses on sale of businesses and fixed assets, and closures	2	887	11
Impairment losses	32	30	254
Reversal of impairment loss	3	0	1
Petrochemicals
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	3,888
Gains on sale of businesses and fixed assets	2,300
Alaska | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	939
BP Exploration (Alaska)
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	347
BP Exploration (Alaska) | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	130
Losses on sale of businesses and fixed assets, and closures		171
Impairment losses		1,264
North Sea | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures	134
Bruce, Keith and Devinick [Member] | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		191
Magnus Field | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			335
Schiehallion | Upstream | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,181
Greater Kuparuk Area | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			221
Kwinana | Downstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures			$ 229
Tortue | Upstream | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,909
KGD6 | Upstream | India
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,313
Mahogany | Upstream | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,044
Cassia | Upstream | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	960
BPX Energy [Member] | Upstream
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,011	$ 4,703
ETAP | Upstream | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	747
Sunrise | Upstream | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 742